As Filed with the Securities and Exchange Commission on December 7, 2017

Registration Nos.: 333-212090; 811-05817

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 7    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 78    ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Robert L. Reynolds

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 West

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on December 21, 2017 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 7 pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 6 to Registrant’s Registration Statement (File No. 333-212090) filed pursuant to Rule 485(a) of the Securities Act of 1933, until December 21, 2017. Since no other changes are intended to be made to Post-Effective Amendment No. 6 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 6 are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 7th day of December, 2017.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr		December 7, 2017
R. Jeffrey Orr*	Chairman of the Board

/s/ Robert L. Reynolds		December 7, 2017
Robert L. Reynolds	Director, President and Chief Executive Officer

/s/ Andra S. Bolotin		December 7, 2017
Andra S. Bolotin	Executive Vice President and Chief Financial Officer

/s/ John L. Bernbach		December 7, 2017
John L. Bernbach*	Director

/s/ Marcel R. Coutu		December 7, 2017
Marcel R. Coutu*	Director

/s/ André R. Desmarais		December 7, 2017
André R. Desmarais*	Director

/s/ Paul G. Desmarais, Jr.		December 7, 2017
Paul G. Desmarais, Jr.*	Director

/s/ Gary A. Doer Gary A. Doer*	Director	December 7, 2017

/s/ Gregory J. Fleming Gregory J. Fleming*	Director	December 7, 2017

/s/ Claude Généreux Claude Généreux*	Director	December 7, 2017

/s/ Alain Louvel Alain Louvel*	Director	December 7, 2017

/s/ Paul A. Mahon Paul A. Mahon*	Director	December 7, 2017

/s/ Jerry E.A. Nickerson Jerry E.A. Nickerson*	Director	December 7, 2017

/s/ Henri P. Rousseau Henri P. Rousseau*	Director	December 7, 2017

/s/ Raymond Royer Raymond Royer*	Director	December 7, 2017

/s/ T. Timothy Ryan, Jr. T. Timothy Ryan, Jr.*	Director	December 7, 2017

/s/ Jerome J. Selitto Jerome J. Selitto*	Director	December 7, 2017

/s/ Gregory D. Tretiak Gregory D. Tretiak*	Director	December 7, 2017

/s/ Brian E. Walsh Brian E. Walsh*	Director	December 7, 2017

*By: /s/ Ryan L. Logsdon Ryan L. Logsdon		December 7, 2017
Attorney-in-Fact pursuant to Power of Attorney